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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 27.5%
8,000,000		Barton Capital LLC, 0.187%,due 01/03/13	$7,999,911	3.0
1,500,000		Concord Minutemen Capital Co., 0.451%,due 02/07/13	1,499,306	0.6
7,250,000		Concord Minutemen Capital Co., 0.652%,due 04/02/13	7,238,088	2.7
3,500,000		Concord Minutemen Capital Co., 0.692%,due 01/02/13	3,499,933	1.3
5,350,000		Crown Point Capital Co., 0.652%,due 04/03/13	5,341,113	2.0
6,400,000		Crown Point Capital Co., 0.692%,due 01/02/13	6,399,877	2.4
4,250,000	#	Jupiter Securitization Company LLC, 0.230%,due 03/06/13	4,248,262	1.6
5,500,000		Jupiter Securitization Company LLC, 0.270%,due 04/15/13	5,495,710	2.0
2,000,000	#	Jupiter Securitization Company LLC, 0.331%,due 03/05/13	1,998,845	0.7
3,750,000		Old Line Funding LLC, 0.300%,due 05/16/13	3,745,781	1.4
8,500,000		Old Line Funding LLC, 0.321%,due 04/22/13	8,491,613	3.2
3,750,000		Thunder Bay Funding LLC, 0.321%,due 02/28/13	3,748,067	1.4
1,798,000		Thunder Bay Funding LLC, 0.321%,due 04/01/13	1,796,562	0.7
3,000,000		Thunder Bay Funding LLC, 0.331%,due 01/03/13	2,999,945	1.1
3,250,000		Thunder Bay Funding LLC, 0.351%,due 01/18/13	3,249,463	1.2
6,000,000		Variable Funding Capital, 0.170%,due 01/02/13	5,999,972	2.2
		Total Asset Backed Commercial Paper
		(Cost $73,752,448)	73,752,448	27.5
Certificate of Deposit: 6.2%
750,000		Deutsche Bank AG/New York NY, 0.975%,due 01/18/13	750,246	0.3
2,500,000		Rabobank Nederland NY, 0.410%,due 03/27/13	2,500,114	0.9
250,000		Rabobank Nederland NY, 0.425%,due 01/18/13	250,026	0.1
4,000,000		Royal Bank of Canada NY, 0.463%,due 01/28/13	4,000,850	1.5
2,000,000		Royal Bank of Canada NY, 0.688%,due 01/02/13	2,002,717	0.7
1,000,000		Svenska Handelsbanken/New York NY, 0.775%,due 01/18/13	1,000,271	0.4
4,000,000		Toronto Dominion Bank NY, 0.290%,due 01/02/13	4,000,000	1.5
1,500,000		Westpac Banking Corp./NY, 0.353%,due 02/01/13	1,499,360	0.5
700,000		Westpac Banking Corp./NY, 0.534%,due 01/04/13	700,023	0.3
		Total Certificate of Deposit
		(Cost $16,703,607)	16,703,607	6.2
Corporate Bonds/Notes: 1.3%
3,400,000	#	ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	3,507,281	1.3
		Total Corporate Bonds/Notes
		(Cost $3,507,281)	3,507,281	1.3
Financial Company Commercial Paper: 6.6%
600,000		American Honda Finance, 0.150%,due 01/08/13	599,983	0.2
2,500,000		ASB Finance Ltd. London, 0.562%,due 02/28/13	2,497,744	0.9
1,000,000		Commonwealth Bank of Australia, 0.280%,due 05/15/13	998,958	0.4
1,750,000		HSBC Bank PLC, 0.452%,due 08/05/13	1,745,275	0.7
6,000,000		JPMorgan Chase & Co., 0.365%,due 01/04/13	6,000,000	2.2
3,750,000		Toronto Dominion Holdings USA, 0.160%,due 01/07/13	3,749,900	1.4
2,250,000	#	Westpac Securities NZ Ltd., 0.501%,due 01/02/13	2,249,969	0.8
		Total Financial Company Commercial Paper
		(Cost $17,841,829)	17,841,829	6.6
Government Agency Debt: 1.9%
5,000,000		Federal Agricultural Mortgage Corp., 0.141%,due 03/10/13	4,995,827	1.9
		Total Government Agency Debt
		(Cost $4,995,827)	4,995,827	1.9

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 9.2%
14,572,000		Deutsche Bank Repurchase Agreement dated 12/31/12, 0.200%, due 01/02/13, $14,572,162 to be received upon repurchase (Collateralized by $13,571,000, United States Treasury Note, 4.125%, Market Value plus accrued interest $14,863,525 due 05/15/15)	$14,572,000	5.5
10,000,000		Goldman Sachs Repurchase Agreement dated 12/31/12, 0.200%, due 01/02/13, $10,000,111 to be received upon repurchase (Collateralized by $10,165,000, FHLB, 0.375%, Market Value plus accrued interest $10,201,018 due 01/29/14)	10,000,000	3.7
		Total Government Agency Repurchase Agreement
		(Cost $24,572,000)	24,572,000	9.2
Other Instrument: 4.7%
12,500,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 01/02/13	12,500,000	4.7
		Total Other Instrument
		(Cost $12,500,000)	12,500,000	4.7
Other Note: 27.7%
2,000,000	#	American Honda Finance, 0.331%,due 03/05/13	2,000,000	0.7
2,500,000	#	American Honda Finance, 0.580%,due 01/17/13	2,500,000	0.9
100,000		ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	102,752	0.0
1,500,000		Australia & New Zealand Banking Group Ltd., 1.514%,due 06/18/13	1,504,650	0.6
145,000		Australia & New Zealand Banking Group Ltd., 2.400%,due 01/11/13	145,066	0.1
2,500,000	#	Australia & New Zealand Banking Group Ltd., 2.400%,due 01/11/13	2,501,271	0.9
1,716,000		Bank of New York Mellon Corp./The, 5.125%,due 08/27/13	1,769,576	0.7
1,100,000		Bottling Group LLC, 5.000%,due 11/15/13	1,144,419	0.4
1,000,000	#	Cargill, Inc., 5.200%,due 01/22/13	1,002,687	0.4
1,700,000		Caterpillar Financial Services Corp., 0.472%,due 02/22/13	1,700,675	0.6
1,300,000	#	Commonwealth Bank of Australia, 0.859%,due 03/19/13	1,301,745	0.5
1,000,000	#	Fosse Master Issuer PLC, 0.389%,due 01/20/13	1,000,000	0.4
500,000		General Electric Capital Corp., 0.336%,due 01/22/13	499,779	0.2
250,000		General Electric Co., 5.000%,due 02/01/13	250,926	0.1
1,000,000	#	HSBC Bank PLC, 0.725%,due 01/18/13	1,000,199	0.4
400,000	#	HSBC Bank PLC, 0.740%,due 02/15/13	400,452	0.1
1,524,000	#	HSBC Bank PLC, 1.625%,due 08/12/13	1,535,349	0.6
3,885,000		JPMorgan Chase & Co., 0.962%,due 02/26/13	3,889,274	1.5
500,000		JPMorgan Chase Bank NA, 0.331%,due 01/21/13	499,811	0.2
1,000,000		JPMorgan Chase Bank NA, 0.331%,due 01/21/13	998,389	0.4
1,988,462	#	Motor PLC, 0.683%,due 09/25/13	1,988,462	0.7
600,000		PepsiCo, Inc., 0.875%,due 10/25/13	602,443	0.2
2,267,000		Pepsico, Inc., 4.650%,due 02/15/13	2,279,065	0.9
2,800,000	#	Rabobank Nederland, 0.459%,due 01/22/13	2,800,246	1.0
750,000		Rabobank Nederland, 3.375%,due 02/19/13	752,850	0.3
4,950,000		Royal Bank of Canada, 0.461%,due 03/08/13	4,952,355	1.8
5,500,000		Svenska Handelsbanken AB, 0.386%,due 01/04/13	5,500,000	2.1
2,000,000		Toronto Dominion Bank, 0.494%,due 01/26/13	2,002,166	0.7
3,500,000		Toyota Motor Credit Corp., 0.395%,due 01/25/13	3,500,000	1.3
800,000		Toyota Motor Credit Corp., 0.540%,due 01/14/13	800,107	0.3
2,750,000		Toyota Motor Credit Corp., 0.547%,due 01/11/13	2,750,000	1.0
3,250,000		Toyota Motor Credit Corp., 0.551%,due 01/22/13	3,254,513	1.2
300,000		US Bancorp, 1.125%,due 10/30/13	301,702	0.1
976,000		US Bancorp, 2.000%,due 06/14/13	983,320	0.4
1,150,000		Wells Fargo & Co., 4.375%,due 01/31/13	1,153,797	0.4
8,000,000		Wells Fargo Bank NA, 0.380%,due 03/22/13	8,000,000	3.0
3,500,000		Westpac Banking Corp, 0.533%,due 01/28/13	3,500,419	1.3

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Other Note (continued)
3,500,000		Westpac Banking Corp, 0.533%,due 01/28/13	$3,500,000	1.3
		Total Other Note
		(Cost $74,368,465)	74,368,465	27.7
Treasury Debt: 14.5%
13,000,000		Treasury Bill, 0.030%,due 01/17/13	12,999,816	4.8
12,000,000		Treasury Bill, 0.050%,due 01/10/13	11,999,850	4.5
9,000,000		Treasury Bill, 0.060%,due 01/03/13	8,999,970	3.4
4,750,000		Treasury Bill, 0.111%,due 06/20/13	4,747,510	1.8
		Total Treasury Debt
		(Cost $38,747,146)	38,747,146	14.5
		Total Investments in Securities (Cost $266,988,603)	$266,988,603	99.6
		Assets in Excess of Other Liabilities	960,988	0.4
		Net Assets	$267,949,591	100.0
	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

		Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$16,703,607	$—	$16,703,607
Corporate Bonds/Notes	—	3,507,281	—	3,507,281
U.S. Treasury Bills	—	21,999,786	—	21,999,786
Government Agency Repurchase Agreement	—	24,572,000	—	24,572,000
Government Agency Debt	—	4,995,827	—	4,995,827
Treasury Debt	—	16,747,360	—	16,747,360
Financial Company Commercial Paper	—	17,841,829	—	17,841,829
Other Note	—	74,368,465	—	74,368,465
Other Instrument	12,500,000	—	—	12,500,000
Asset Backed Commercial Paper	—	73,752,448	—	73,752,448
Total Investments, at fair value	$12,500,000	$254,488,603	$—	$266,988,603

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 22, 2013